CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
Operating and formation costs	$ 1,261,199	$ 2,873,957
Loss from operations	(1,261,199)	(2,873,957)
Other expense:
Change in fair value of warrant liability	(10,857,934)	(4,373,334)
Change in fair value of FPA liability	(140,000)	(140,000)
Loss on initial issuance of private warrants		(267,467)
Offering costs allocated to warrant and FPA liabilities		(1,148,289)
Interest earned on marketable securities held in Trust Account	15,025	23,366
Other expense, net	(10,982,909)	(5,905,724)
Loss before income taxes	(12,244,108)	(7,363,925)
Net loss	$ (12,244,108)	$ (7,363,925)
Basic and diluted weighted average shares outstanding, Common stock subject to redemption (in Shares)	37,153,752	61,945,851
Basic and diluted net income per share, Common stock subject to redemption (in Dollars per share)	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	14,596,248	14,393,060
Basic and diluted net income per share, Non-redeemable common stock (in Dollars per share)	$ (0.84)	$ (0.51)